Distribution Date:	09/15/23	UBS Commercial Mortgage Trust 2018-C11
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276XAQ8	3.211200%	26,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276XAR6	3.992700%	75,257,000.00	3,704,739.24	3,704,739.24	12,326.59	0.00	0.00	3,717,065.83	0.00	0.00%	30.00%
A-SB	90276XAS4	4.118600%	30,948,000.00	30,428,267.40	521,491.07	104,434.89	0.00	0.00	625,925.96	29,906,776.33	34.25%	30.00%
A-3	90276XAT2	4.312400%	57,478,000.00	57,478,000.00	9,078,382.01	206,556.77	0.00	0.00	9,284,938.78	48,399,617.99	34.25%	30.00%
A-4	90276XAU9	3.977200%	162,000,000.00	162,000,000.00	0.00	536,922.00	0.00	0.00	536,922.00	162,000,000.00	34.25%	30.00%
A-5	90276XAV7	4.241100%	210,569,000.00	210,569,000.00	0.00	744,203.49	0.00	0.00	744,203.49	210,569,000.00	34.25%	30.00%
A-S	90276XAY1	4.491700%	78,372,000.00	78,372,000.00	0.00	293,352.93	0.00	0.00	293,352.93	78,372,000.00	22.82%	20.25%
B	90276XAZ8	4.712900%	35,167,000.00	35,167,000.00	0.00	138,115.46	0.00	0.00	138,115.46	35,167,000.00	17.69%	15.88%
C	90276XBA2	5.034669%	33,157,000.00	33,157,000.00	0.00	139,112.11	0.00	0.00	139,112.11	33,157,000.00	12.85%	11.75%
D	90276XAC9	3.000000%	35,758,000.00	35,758,000.00	0.00	89,395.00	0.00	0.00	89,395.00	35,758,000.00	7.64%	7.30%
E-RR	90276XAF2	5.034669%	18,500,000.00	18,500,000.00	0.00	77,617.82	0.00	0.00	77,617.82	18,500,000.00	4.94%	5.00%
F-RR	90276XAH8	5.034669%	10,047,000.00	10,047,000.00	0.00	42,152.77	0.00	0.00	42,152.77	10,047,000.00	3.48%	3.75%
NR-RR*	90276XAK1	5.034669%	30,144,085.00	23,827,097.50	0.00	75,979.87	0.00	(4,889.60)	75,979.87	23,831,987.10	0.00%	0.00%
Z	90276XAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276XAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			803,816,085.00	699,008,104.14	13,304,612.32	2,460,169.70	0.00	(4,889.60)	15,764,782.02	685,708,381.42

X-A	90276XAW5	0.886855%	562,671,000.00	464,180,006.64	0.00	343,050.30	0.00	0.00	343,050.30	450,875,394.32
X-B	90276XAX3	0.367217%	146,696,000.00	146,696,000.00	0.00	44,891.05	0.00	0.00	44,891.05	146,696,000.00
X-D	90276XAA3	2.034669%	35,758,000.00	35,758,000.00	0.00	60,629.75	0.00	0.00	60,629.75	35,758,000.00
Notional SubTotal			745,125,000.00	646,634,006.64	0.00	448,571.10	0.00	0.00	448,571.10	633,329,394.32

Deal Distribution Total					13,304,612.32	2,908,740.80	0.00	(4,889.60)	16,213,353.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276XAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276XAR6	49.22783582	49.22783582	0.16379327	0.00000000	0.00000000	0.00000000	0.00000000	49.39162908	0.00000000
A-SB	90276XAS4	983.20626212	16.85055803	3.37452792	0.00000000	0.00000000	0.00000000	0.00000000	20.22508595	966.35570408
A-3	90276XAT2	1,000.00000000	157.94533578	3.59366662	0.00000000	0.00000000	0.00000000	0.00000000	161.53900240	842.05466422
A-4	90276XAU9	1,000.00000000	0.00000000	3.31433333	0.00000000	0.00000000	0.00000000	0.00000000	3.31433333	1,000.00000000
A-5	90276XAV7	1,000.00000000	0.00000000	3.53425001	0.00000000	0.00000000	0.00000000	0.00000000	3.53425001	1,000.00000000
A-S	90276XAY1	1,000.00000000	0.00000000	3.74308337	0.00000000	0.00000000	0.00000000	0.00000000	3.74308337	1,000.00000000
B	90276XAZ8	1,000.00000000	0.00000000	3.92741661	0.00000000	0.00000000	0.00000000	0.00000000	3.92741661	1,000.00000000
C	90276XBA2	1,000.00000000	0.00000000	4.19555780	0.00000000	0.00000000	0.00000000	0.00000000	4.19555780	1,000.00000000
D	90276XAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	90276XAF2	1,000.00000000	0.00000000	4.19555784	0.00000000	0.00000000	0.00000000	0.00000000	4.19555784	1,000.00000000
F-RR	90276XAH8	1,000.00000000	0.00000000	4.19555788	0.00000000	0.00000000	0.00000000	0.00000000	4.19555788	1,000.00000000
NR-RR	90276XAK1	790.44023065	0.00000000	2.52055652	0.79578100	20.78992943	0.00000000	(0.16220761)	2.52055652	790.60243826
Z	90276XAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276XAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276XAW5	824.95811343	0.00000000	0.60968186	0.00000000	0.00000000	0.00000000	0.00000000	0.60968186	801.31265752
X-B	90276XAX3	1,000.00000000	0.00000000	0.30601414	0.00000000	0.00000000	0.00000000	0.00000000	0.30601414	1,000.00000000
X-D	90276XAA3	1,000.00000000	0.00000000	1.69555764	0.00000000	0.00000000	0.00000000	0.00000000	1.69555764	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/23 - 08/30/23	30	0.00	12,326.59	0.00	12,326.59	0.00	0.00	0.00	12,326.59	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	104,434.89	0.00	104,434.89	0.00	0.00	0.00	104,434.89	0.00
A-3	08/01/23 - 08/30/23	30	0.00	206,556.77	0.00	206,556.77	0.00	0.00	0.00	206,556.77	0.00
A-4	08/01/23 - 08/30/23	30	0.00	536,922.00	0.00	536,922.00	0.00	0.00	0.00	536,922.00	0.00
A-5	08/01/23 - 08/30/23	30	0.00	744,203.49	0.00	744,203.49	0.00	0.00	0.00	744,203.49	0.00
X-A	08/01/23 - 08/30/23	30	0.00	343,050.30	0.00	343,050.30	0.00	0.00	0.00	343,050.30	0.00
X-B	08/01/23 - 08/30/23	30	0.00	44,891.05	0.00	44,891.05	0.00	0.00	0.00	44,891.05	0.00
A-S	08/01/23 - 08/30/23	30	0.00	293,352.93	0.00	293,352.93	0.00	0.00	0.00	293,352.93	0.00
B	08/01/23 - 08/30/23	30	0.00	138,115.46	0.00	138,115.46	0.00	0.00	0.00	138,115.46	0.00
C	08/01/23 - 08/30/23	30	0.00	139,112.11	0.00	139,112.11	0.00	0.00	0.00	139,112.11	0.00
X-D	08/01/23 - 08/30/23	30	0.00	60,629.75	0.00	60,629.75	0.00	0.00	0.00	60,629.75	0.00
D	08/01/23 - 08/30/23	30	0.00	89,395.00	0.00	89,395.00	0.00	0.00	0.00	89,395.00	0.00
E-RR	08/01/23 - 08/30/23	30	0.00	77,617.82	0.00	77,617.82	0.00	0.00	0.00	77,617.82	0.00
F-RR	08/01/23 - 08/30/23	30	0.00	42,152.77	0.00	42,152.77	0.00	0.00	0.00	42,152.77	0.00
NR-RR	08/01/23 - 08/30/23	30	600,187.19	99,967.96	0.00	99,967.96	23,988.09	0.00	0.00	75,979.87	626,693.40
Totals			600,187.19	2,932,728.89	0.00	2,932,728.89	23,988.09	0.00	0.00	2,908,740.80	626,693.40

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	Additional Information
Total Available Distribution Amount (1)	16,213,353.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,941,870.54	Master Servicing Fee	2,303.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,242.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.96
ARD Interest	0.00	Operating Advisor Fee	1,083.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,941,870.54	Total Fees	9,141.65

Principal		Expenses/Reimbursements
Scheduled Principal	13,299,722.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	23,464.58
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	4,889.60	Special Servicing Fees (Work Out)	523.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,304,612.32	Total Expenses/Reimbursements	23,988.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,908,740.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,304,612.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	16,213,353.12
Total Funds Collected	16,246,482.86	Total Funds Distributed	16,246,482.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	699,008,104.14	699,008,104.14	Beginning Certificate Balance	699,008,104.14
(-) Scheduled Principal Collections	13,299,722.72	13,299,722.72	(-) Principal Distributions	13,304,612.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(4,889.60)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(4,889.60)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(4,889.60)	(4,889.60)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	685,708,381.42	685,708,381.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,147,801.77	699,147,801.77	Ending Certificate Balance	685,708,381.42
Ending Actual Collateral Balance	685,832,345.79	685,832,345.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP
5,000,000 or less	5	22,366,081.53	3.26%	55	4.5145	2.153018	1.40 or less	7	81,465,379.26	11.88%	43	5.4026	1.022606
5,000,001 to 10,000,000	13	99,593,255.41	14.52%	56	5.0628	1.676318	1.41 to 1.50	2	31,608,000.11	4.61%	55	5.3192	1.434870
10,000,001 to 15,000,000	9	119,565,141.47	17.44%	53	5.0789	2.110595	1.51 to 1.60	3	71,939,249.35	10.49%	56	4.9084	1.547723
15,000,001 to 20,000,000	7	128,896,717.16	18.80%	42	4.8230	2.108827	1.61 to 1.70	2	27,225,573.98	3.97%	58	5.3751	1.681607
20,000,001 to 25,000,000	5	112,162,530.14	16.36%	48	5.1349	1.933007	1.71 to 1.80	4	47,986,132.21	7.00%	56	5.0578	1.779906
25,000,001 to 30,000,000	4	112,068,263.24	16.34%	40	4.4105	2.251266	1.81 to 1.90	2	17,313,430.26	2.52%	57	5.3765	1.862707
30,000,001 to 35,000,000	2	66,553,702.77	9.71%	57	4.8101	3.134326	1.91 to 2.00	3	56,476,681.11	8.24%	57	4.7923	1.945083
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	8	79,412,495.29	11.58%	44	4.8110	2.111250
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	6	63,719,945.17	9.29%	56	4.8836	2.326754
Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045	2.51 or greater	8	184,058,804.98	26.84%	40	4.4392	3.193373
							Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	24,502,689.70	3.57%	57	5.1846	NAP	Virginia	3	94,523,836.64	13.78%	52	4.9354	2.214909
Alabama	1	9,960,000.00	1.45%	56	4.3150	2.290000	Wisconsin	1	3,325,577.14	0.48%	56	4.5410	1.940000
Arizona	5	15,059,395.66	2.20%	57	5.0212	1.653319	Totals	83	685,708,381.42	100.00%	49	4.8876	2.135045
California	7	52,818,473.68	7.70%	57	5.1005	1.806292
									Property Type³
Colorado	1	735,798.51	0.11%	56	4.5410	1.940000
Florida	7	62,725,714.83	9.15%	55	5.0966	2.726474		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	3,232,878.24	0.47%	56	4.5410	1.940000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	36,451,573.81	5.32%	33	5.4473	1.635173	Defeased	5	24,502,689.70	3.57%	57	5.1846	NAP
Indiana	2	9,326,754.63	1.36%	55	4.6774	2.343141	Industrial	2	10,510,000.00	1.53%	56	4.3150	2.290000
Iowa	1	11,813,430.26	1.72%	57	5.4150	1.850000	Lodging	8	108,770,387.48	15.86%	55	5.4160	2.144559
Kentucky	2	11,599,428.68	1.69%	54	5.2738	1.654780	Mixed Use	3	39,650,000.00	5.78%	40	5.3175	1.286028
Maryland	1	14,858,326.36	2.17%	57	4.7600	2.680000	Office	38	228,656,050.99	33.35%	57	4.9347	1.960116
Michigan	1	33,000,000.00	4.81%	58	4.8200	2.610000	Other	2	72,650,000.00	10.59%	3	3.8569	3.237522
Minnesota	1	1,685,963.30	0.25%	56	4.5410	1.940000	Retail	25	200,969,253.59	29.31%	54	4.8297	2.116068
Missouri	1	11,650,430.42	1.70%	56	5.9500	2.410000	Totals	83	685,708,381.42	100.00%	49	4.8876	2.135045
Nevada	3	12,728,571.43	1.86%	53	4.2351	2.232030
New York	12	132,609,009.10	19.34%	28	4.4262	2.397727
North Carolina	6	25,387,861.54	3.70%	55	5.0404	1.560907
Ohio	3	20,198,385.92	2.95%	55	4.5536	1.979187
Oklahoma	1	1,908,571.43	0.28%	52	4.1910	2.200000
Pennsylvania	1	451,907.77	0.07%	56	4.5410	1.940000
South Carolina	1	2,265,714.29	0.33%	52	4.1910	2.200000
Tennessee	1	1,228,262.07	0.18%	56	4.5410	1.940000
Texas	4	31,742,174.93	4.63%	57	5.2703	1.746147
Utah	3	59,917,651.42	8.74%	57	4.8372	1.763930

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP
	4.6000% or less	9	128,168,381.24	18.69%	32	3.8560	2.786933	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	5	64,669,084.15	9.43%	57	4.7046	2.019057	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	7	148,039,300.91	21.59%	54	4.8617	2.403037	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	112,536,843.59	16.41%	55	5.0993	1.839651	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	10	105,523,406.37	15.39%	57	5.2826	1.955232	49 months or greater	45	661,205,691.72	96.43%	49	4.8766	2.143034
	5.4001% to 5.6000%	3	55,976,066.45	8.16%	42	5.4515	1.865390	Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045
	5.6001% to 5.8000%	2	27,408,000.11	4.00%	32	5.6766	1.039746
	5.8001% or greater	2	18,884,608.90	2.75%	56	6.0496	1.440826
	Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP
	60 months or less	45	661,205,691.72	96.43%	49	4.8766	2.143034	Interest Only	27	441,435,596.25	64.38%	46	4.7054	2.280896
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	219,770,095.47	32.05%	55	5.2206	1.866121
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	24,502,689.70	3.57%	57	5.1846	NAP			No outstanding loans in this group
Underwriter's Information		3	47,168,381.24	6.88%	56	4.7205	2.006146
	12 months or less	37	574,163,476.69	83.73%	48	4.9179	2.165801
	13 months to 24 months	5	39,873,833.79	5.81%	53	4.4676	1.977136
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	685,708,381.42	100.00%	49	4.8876	2.135045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A1	30314765	98	New York	NY	Actual/360	3.108%	80,290.00	0.00	0.00	N/A	05/05/23	--	30,000,000.00	30,000,000.00	08/05/23
1A2A3	30314766				Actual/360	3.108%	53,526.67	0.00	0.00	N/A	05/05/23	--	20,000,000.00	20,000,000.00	08/05/23
2A2	30299974	OF	Richmond	VA	Actual/360	5.066%	121,709.12	36,385.72	0.00	N/A	05/05/28	--	27,899,935.33	27,863,549.61	09/05/23
2A3	30299975				Actual/360	5.066%	81,139.41	24,257.14	0.00	N/A	05/05/28	--	18,599,956.88	18,575,699.74	09/05/23
4A1	30299996	RT	Charlottesville	VA	Actual/360	4.800%	138,696.73	0.00	0.00	N/A	06/06/28	--	33,553,702.77	33,553,702.77	09/06/23
5A1	30314773	LO	Orlando	FL	Actual/360	5.201%	80,307.26	36,739.36	0.00	N/A	06/06/28	--	17,931,175.62	17,894,436.26	09/06/23
5A5	30314777				Actual/360	5.201%	60,230.44	27,554.53	0.00	N/A	06/06/28	--	13,448,381.41	13,420,826.88	09/06/23
6	30314779	OF	Southfield	MI	Actual/360	4.820%	136,968.33	0.00	0.00	N/A	07/01/28	--	33,000,000.00	33,000,000.00	09/01/23
7	30314780	OF	Draper	UT	Actual/360	4.948%	122,487.38	42,943.53	0.00	N/A	06/06/28	--	28,747,657.16	28,704,713.63	09/06/23
8A13	30314786	RT	Various	Various	Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	09/01/23
8A16	30314788				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	09/01/23
8A6	30314783				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	09/01/23
8A8	30314784				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	09/01/23
9	30501106	RT	Sandy	UT	Actual/360	4.622%	101,480.44	0.00	0.00	N/A	06/06/28	--	25,500,000.00	25,500,000.00	09/06/23
10A222	30314789	Various Various		Various	Actual/360	4.315%	18,578.47	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	09/01/23
10A23	30314790				Actual/360	4.315%	74,313.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	09/01/23
11A2	30314791	OF	Various	NY	Actual/360	4.894%	58,997.48	0.00	0.00	N/A	05/06/28	--	14,000,000.00	14,000,000.00	09/06/23
11A4	30314792				Actual/360	4.894%	42,141.06	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	09/06/23
12	30314793	OF	Various	Various	Actual/360	4.541%	90,595.45	0.00	0.00	N/A	05/01/28	--	23,168,381.24	23,168,381.24	09/01/23
13	30314426	RT	Bronx	NY	Actual/360	5.174%	104,701.64	0.00	0.00	N/A	04/05/28	--	23,500,000.00	23,500,000.00	09/05/23
14	30314794	OF	Southlake	TX	Actual/360	5.410%	100,360.35	30,340.73	0.00	N/A	07/06/28	--	21,542,976.92	21,512,636.19	09/06/23
15A1	30314429	LO	Melbourne	FL	Actual/360	5.061%	93,100.60	31,227.25	0.00	N/A	12/05/27	--	21,362,739.96	21,331,512.71	09/05/23
16	30314428	98	Chicago	IL	Actual/360	5.510%	107,467.96	0.00	0.00	N/A	04/05/25	--	22,650,000.00	22,650,000.00	09/05/23
17	30314795	MU	New York	NY	Actual/360	5.650%	93,899.86	0.00	0.00	N/A	07/01/25	--	19,300,000.00	19,300,000.00	04/01/23
18	30501209	LO	Charlotte	NC	Actual/360	5.400%	80,625.72	21,292.12	0.00	N/A	05/06/28	--	17,338,864.17	17,317,572.05	09/06/23
19	30314797	RT	Rochester	NY	Actual/360	5.280%	71,984.30	23,314.59	0.00	N/A	04/01/28	--	15,832,323.70	15,809,009.11	09/01/23
20	30501117	RT	Hampton	VA	Actual/360	4.830%	60,577.66	33,969.95	0.00	N/A	12/01/25	--	14,564,854.46	14,530,884.51	09/01/23
21	30314798	OF	Beltsville	MD	Actual/360	4.760%	61,000.45	23,865.22	0.00	N/A	06/06/28	--	14,882,191.58	14,858,326.36	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30501056	MU	San Diego	CA	Actual/360	4.907%	60,210.53	0.00	0.00	N/A	06/06/28	--	14,250,000.00	14,250,000.00	09/06/23
23	30314799	RT	Albany	CA	Actual/360	5.149%	61,630.67	0.00	0.00	N/A	06/06/28	--	13,900,000.00	13,900,000.00	09/06/23
24	30314800	LO	Bettendorf	IA	Actual/360	5.415%	55,181.29	20,642.07	0.00	N/A	06/06/28	--	11,834,072.33	11,813,430.26	09/06/23
25	30314801	LO	Excelsior Springs	MO	Actual/360	5.950%	59,812.93	23,549.37	0.00	N/A	05/06/28	--	11,673,979.79	11,650,430.42	09/06/23
26	30314802	OF	New York	NY	Actual/360	4.865%	53,623.11	12,800,000.00	0.00	N/A	07/01/23	--	12,800,000.00	0.00	09/01/23
27	30314803	RT	Cleveland	OH	Actual/360	4.780%	45,932.39	17,929.38	0.00	N/A	05/06/28	--	11,159,172.42	11,141,243.04	09/06/23
28	30501119	IN	Various	TX	Actual/360	5.222%	47,911.53	15,667.84	0.00	N/A	06/06/28	--	10,654,768.44	10,639,100.60	09/06/23
29	30314804	OF	Sacramento	CA	Actual/360	5.308%	45,191.29	13,167.87	0.00	N/A	07/06/28	--	9,887,001.66	9,873,833.79	09/06/23
30	30501161	IN	Torrance	CA	Actual/360	5.013%	43,166.64	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	09/06/23
31	30314805	LO	Louisville	KY	Actual/360	5.740%	40,160.24	17,033.46	0.00	N/A	04/06/28	--	8,125,033.57	8,108,000.11	02/06/23
32	30314806	RT	Noblesville	IN	Actual/360	4.700%	32,377.78	0.00	0.00	N/A	04/06/28	--	8,000,000.00	8,000,000.00	09/06/23
33	30314807	LO	Lombard	IL	Actual/360	6.210%	38,731.75	8,784.90	0.00	N/A	05/06/28	--	7,242,963.38	7,234,178.48	09/06/23
34	30314808	OF	Mesa	AZ	Actual/360	5.370%	32,919.83	10,173.96	0.00	N/A	06/06/28	--	7,119,084.39	7,108,910.43	09/06/23
35	30501067	RT	Missouri City	TX	Actual/360	5.313%	31,081.86	7,846.00	0.00	N/A	06/06/28	--	6,793,726.06	6,785,880.06	09/06/23
39	30501143	RT	Clinton	UT	Actual/360	5.244%	25,833.09	8,378.58	0.00	N/A	06/06/28	--	5,721,316.37	5,712,937.79	09/06/23
40	30314812	MU	Los Angeles	CA	Actual/360	5.225%	27,445.76	0.00	0.00	N/A	07/06/28	--	6,100,000.00	6,100,000.00	07/06/23
41	30314813	RT	Apache Junction	AZ	Actual/360	4.800%	21,401.40	8,242.19	0.00	N/A	06/01/28	--	5,177,756.94	5,169,514.75	09/01/23
42	30501136	OF	Los Angeles	CA	Actual/360	5.294%	25,072.50	0.00	0.00	N/A	06/06/28	--	5,500,000.00	5,500,000.00	09/06/23
43	30314814	RT	Lakeland	FL	Actual/360	5.086%	20,192.19	6,912.30	0.00	N/A	07/06/28	--	4,610,498.54	4,603,586.24	09/06/23
47	30501093	SS	Clarksville	TN	Actual/360	5.526%	18,409.74	5,363.08	0.00	N/A	06/06/28	--	3,868,952.18	3,863,589.10	09/06/23
48	30314815	RT	Winter Haven	FL	Actual/360	5.094%	12,135.85	4,141.58	0.00	N/A	07/06/28	--	2,766,636.87	2,762,495.29	09/06/23
Totals							2,941,870.54	13,299,722.72	0.00				699,008,104.14	685,708,381.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A1	31,454,205.33	0.00	--	--	--	0.00	0.00	80,225.42	80,225.42	0.00	0.00
1A2A3	31,454,205.33	0.00	--	--	--	0.00	0.00	53,483.61	53,483.61	0.00	0.00
2A2	15,070,115.96	14,973,991.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	15,070,115.96	14,973,991.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	7,499,636.84	7,733,909.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	11,082,579.17	17,235,716.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	11,082,579.17	17,235,716.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,322,535.46	4,662,103.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,231,905.01	4,057,763.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A16	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,784,337.72	1,908,658.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A222	24,524,594.23	18,715,709.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A23	24,524,594.23	18,715,709.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,075,206.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	6,075,206.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,385,937.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,745,969.37	5,388,639.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,566,400.53	2,747,571.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	10,738,547.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,766,345.73	7,173,366.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,046,203.70	0.00	--	--	09/05/23	4,825,000.00	23,464.58	70,204.93	439,771.59	8,794.35	0.00
18	1,812,276.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,323,385.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,287,335.86	1,288,163.95	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,738,558.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,348,100.88	0.00	--	--	--	0.00	0.00	0.00	0.00	305.76	0.00
23	768,816.43	430,725.18	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	2,041.60	0.00
24	1,616,299.35	1,881,938.16	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,278,081.24	3,200,169.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,960,591.88	3,921,644.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,712,594.99	1,575,807.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	553,837.90	271,247.04	01/01/23	03/31/23	--	0.00	0.00	400,235.52	400,235.52	0.00	0.00
32	2,556,151.00	2,730,000.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	774,983.92	10,788.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	625,698.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	870,481.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	705,650.94	714,494.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	496,607.57	461,021.28	01/01/23	06/30/23	--	0.00	0.00	27,372.96	54,865.26	0.00	0.00
41	764,027.64	862,127.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	560,504.96	576,529.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	709,369.30	0.00	--	--	--	0.00	0.00	0.00	0.00	12,948.40	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	349,977.02	433,133.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	439,750,793.13	153,880,635.43				4,825,000.00	23,464.58	631,522.44	1,028,581.40	24,090.11	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	1	6,100,000.00	0	0.00	1	19,300,000.00	2	36,617,572.05	0	0.00	0	0.00	0	0.00	0	0.00	4.887638%	4.872517%	49
08/17/23	0	0.00	0	0.00	1	19,300,000.00	1	17,338,864.17	0	0.00	0	0.00	1	0.00	0	0.00	4.887448%	4.872350%	49
07/17/23	0	0.00	1	19,300,000.00	0	0.00	1	17,360,057.74	0	0.00	0	0.00	1	531,618.76	0	0.00	4.887671%	4.872573%	50
06/16/23	1	19,300,000.00	0	0.00	0	0.00	1	17,383,748.71	0	0.00	0	0.00	0	0.00	0	0.00	4.887652%	4.872548%	51
05/17/23	0	0.00	0	0.00	0	0.00	1	17,404,734.53	0	0.00	0	0.00	0	0.00	0	0.00	4.887873%	4.872768%	52
04/17/23	0	0.00	0	0.00	0	0.00	1	17,428,225.36	0	0.00	0	0.00	0	0.00	0	0.00	4.888114%	4.873009%	53
03/17/23	0	0.00	0	0.00	0	0.00	1	17,449,005.33	1	0.00	0	0.00	0	0.00	1	201,446.51	4.888332%	4.873226%	54
02/17/23	0	0.00	0	0.00	1	4,030,314.53	1	17,477,517.60	1	4,030,314.53	0	0.00	0	0.00	1	4,084,168.63	4.893322%	4.878223%	55
01/18/23	0	0.00	0	0.00	1	4,035,453.91	1	17,498,069.42	1	4,035,453.91	0	0.00	0	0.00	0	0.00	4.899002%	4.883910%	56
12/16/22	0	0.00	0	0.00	1	4,040,568.12	3	17,518,526.11	1	4,040,568.12	0	0.00	0	0.00	2	9,675,074.00	4.899219%	4.884126%	57
11/18/22	0	0.00	0	0.00	2	10,296,296.39	3	29,784,163.05	1	4,046,296.39	0	0.00	0	0.00	0	0.00	4.917014%	4.901769%	58
10/17/22	0	0.00	0	0.00	2	10,301,357.52	3	29,814,988.17	2	4,051,357.52	0	0.00	0	0.00	1	4,360,648.60	4.917232%	4.901987%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A2A1	30314765	08/05/23	0	5	80,225.42	80,225.42	0.00	30,000,000.00	12/15/22	2
1A2A3	30314766	08/05/23	0	5	53,483.61	53,483.61	0.00	20,000,000.00	12/15/22	2
17	30314795	04/01/23	4	6	70,204.93	439,771.59	11,294.35	19,300,000.00	07/07/23	2		08/18/23
40	30314812	07/06/23	1	1	27,372.96	54,865.26	1,000.00	6,100,000.00
Totals					231,286.92	628,345.88	12,294.35	75,400,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		50,000,000	0	50,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		41,950,000	22,650,000	0		19,300,000
25 - 36 Months		14,530,885	14,530,885	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		579,227,497	555,809,925	6,100,000		17,317,572
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	685,708,381	660,308,381	6,100,000	0	0	19,300,000
Aug-23	699,008,104	666,908,104	12,800,000	0	19,300,000	0
Jul-23	699,505,557	680,205,557	0	19,300,000	0	0
Jun-23	700,579,411	681,279,411	19,300,000	0	0	0
May-23	701,072,141	701,072,141	0	0	0	0
Apr-23	701,609,825	701,609,825	0	0	0	0
Mar-23	702,097,874	702,097,874	0	0	0	0
Feb-23	706,756,087	702,725,773	0	0	0	4,030,315
Jan-23	711,328,371	707,292,917	0	0	0	4,035,454
Dec-22	711,819,334	707,778,766	0	0	0	4,040,568
Nov-22	724,599,595	714,303,298	0	0	6,250,000	4,046,296
Oct-22	725,096,447	714,795,089	0	0	6,250,000	4,051,358
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A2A1	30314765	30,000,000.00	30,000,000.00	1,636,000,000.00	01/31/18	31,454,205.33	3.78000	09/30/22	05/05/23	I/O
1A2A3	30314766	20,000,000.00	20,000,000.00	1,636,000,000.00	01/31/18	31,454,205.33	3.78000	09/30/22	05/05/23	I/O
17	30314795	19,300,000.00	19,300,000.00	15,500,000.00	12/03/20	976,310.70	0.88000	12/31/22	07/01/25	I/O
26	30314802	0.00	-	61,000,000.00	04/05/18	3,780,818.29	5.99000	06/30/23	07/01/23	I/O
Totals		69,300,000.00	69,300,000.00	3,348,500,000.00		67,665,539.65

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A2A1	30314765	98	NY	12/15/22	2

9/11/2023 - Loan was transferred to SS on 11/4/2022. An EOD occurred due to $26.8MM of mechanics liens that were filed against the Property relating to the construction of the hotel as well as various related foreclosure actions (the ''Liens'').

The Liens are a breach under the Ground Lease and the Loan Agreement. Natixis as lender on the leasehold foreclosed on the leasehold interest and took title to the Improvements in Jan 2022. A Cash Sweep is in effect due to the EOD. NOD;

DEMAND FOR COMPLIANCE; AND RORwas issued 8/30/2022. PNL was executed 9/13/2022. Payments to the mezz ceased on 12/5/2022. Borr failed to pay off on its Maturity Date May 5, 2023 and has been unresponsive. NOD was issued

5/8/2023. Workout discussions have resulted in a Standstill A greement between the Lender and Mezz Lender. Lender agrees not to complete a foreclosure before 12/22/2023, while the Mezz Lender pursues a UCC foreclosure. If the Mezz completes a UCC foreclosure, Lender anticipates a modification of the Loan that will i nclude a 2-year extension in exchange for $50.0MM principal curtailment.

1A2A3	30314766	Various	Various	12/15/22	2
9/11/2023 - See Lead Loan No. 030314765.

17	30314795	MU	NY	07/07/23	2

9/11/2023 - The foreclosure complaint was filed on 8/18 after borrower failed to present a proposal to resolve ongoing defaults in the near term. Recently, borrower expressed their intent to bring the loan current and as such, counsel has issued a demand letterthat includes all past due amounts and outstanding expenses such as legal fees, PPAs, IOAs, default interest and late charges owed on the note. Lender will continue to pursue all remedies under the loan documents until a written agreement to resolve the defaults is in place between borrower and lender. The Loan transferred to special servicing, effective 7/7/23. Upon transfer, counsel issued a default & acceleration letter. An executed PNA is in place.

26	30314802	OF	NY	07/24/23	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
5A1	30314773	19,171,106.35	5.20100%	19,171,106.35	5.20100%	8	09/23/20	09/23/20	10/07/20
5A5	30314777	14,378,329.63	5.20100%	14,378,329.63	5.20100%	8	09/23/20	09/23/20	10/07/20
13	30314426	23,500,000.00	5.17400%	23,500,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/02/21	07/02/21	07/16/21
18	30501209	0.00	5.40000%	0.00	5.40000%	10	02/12/21	02/12/21	03/09/21
24	30314800	12,534,829.92	5.41500%	12,534,829.92	5.41500%	8	09/16/20	09/16/20	09/24/20
25	30314801	0.00	5.95000%	0.00	5.95000%	8	07/07/22	07/07/22	08/18/22
31	30314805	0.00	5.74000%	0.00	5.74000%	10	03/19/21	03/19/21	04/08/21
37	30314810	0.00	6.25000%	0.00	6.25000%	10	11/06/20	10/01/20	12/10/20
Totals		69,584,265.90		69,584,265.90
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	30314810	12/16/22	5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	4,889.60	168,015.66	2,399,566.22	36.91%
38	30314811	12/16/22	6,250,000.00	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
44	30501206	10/17/22	4,360,648.60	6,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
46	30501144	03/17/23	4,030,314.53	3,550,000.00	1,654,364.33	1,452,917.81	1,654,364.33	201,446.52	3,828,868.02	0.00	79,461.78	3,749,406.24	87.19%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			20,633,619.01	27,505,000.00	6,806,262.51	3,027,843.81	6,654,364.33	3,626,520.52	6,396,449.90	4,889.60	247,477.44	6,148,972.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	30314810	09/15/23	0.00	0.00	2,399,566.22	0.00	0.00	(4,889.60)	0.00	0.00	2,562,692.28
		12/16/22	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00
38	30314811	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	30501206	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	30501144	08/17/23	0.00	0.00	3,749,406.24	0.00	0.00	(79,461.78)	0.00	0.00	3,749,406.24
		03/17/23	0.00	0.00	3,828,868.02	0.00	0.00	3,828,868.02	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(4,889.60)	0.00	0.00	(4,889.60)
Cumulative Totals			0.00	0.00	6,148,972.46	0.00	0.00	6,312,098.52	0.00	0.00	6,312,098.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	523.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	23,464.58	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	(5,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	523.51	23,464.58	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,988.09

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C11transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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